Revenue Recognition - Summary of Significant Changes in Contract Liability Balances (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure In Tabular Form Of Change In Contract With Customer Liability [Line Items]
Total increase(decrease) in contract liabilities:			$ (373)	$ (877)	$ 175
Deferred Revenue
Disclosure In Tabular Form Of Change In Contract With Customer Liability [Line Items]
Revenue recognized that was included in the contract liability balance at the beginning of the period	$ (1,445)	$ (1,729)	(2,048)	(2,584)	(2,381)
Increases due to cash received, excluding amounts recognized as revenue during the period	1,207	913	1,022	1,100	1,622
Transfers between current and non-current liabilities due to the expected revenue recognition period	412	586	697	944	961
Total increase(decrease) in contract liabilities:	174	(230)	(329)	(540)	202
Deferred Revenue, Long-term
Disclosure In Tabular Form Of Change In Contract With Customer Liability [Line Items]
Revenue recognized that was included in the contract liability balance at the beginning of the period			0	0	0
Increases due to cash received, excluding amounts recognized as revenue during the period	591	617	652	605	934
Transfers between current and non-current liabilities due to the expected revenue recognition period	(412)	(586)	(697)	(944)	(961)
Total increase(decrease) in contract liabilities:	$ 179	$ 31	$ (45)	$ (339)	$ (27)